13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
9/30/2012

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Mt. Eden Investment Advisors, LLC
Address:    343 Sansome Street, Suite 1600
            San Francisco, CA  94104

13F File Number:  028-11423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Keith B. McWilliams
Title:            President
Phone:            415-288-3000
Signature, Place and Date of Signing:
Keith B. McWilliams San Francisco, CA     9/30/2012

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     115

Form 13F Information Table Value Total: $291,371

List of Other Included Managers:
Boston Common Asset Management
Brandywine Asset Management
Davis Asset Management
O'Shaughnessy Asset Management
Wedgewood Partners Inc
Franklin Templeton Portfolio Advisors Inc

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     6121   127850 SH       SOLE                   126530              1320
AT&T Inc.                      COM              00206R102      585    15508 SH       SOLE                    13938              1570
Abbott Laboratories            COM              002824100     1761    25683 SH       SOLE                    25683
American Express Co.           COM              025816109     1048    18436 SH       SOLE                    15545              2891
Apache Corporation             COM              037411105      269     3110 SH       SOLE                     2805               305
Apple Inc.                     COM              037833100     2797     4193 SH       SOLE                     3864               329
Applied Materials Inc.         COM              038222105      230    20617 SH       SOLE                    20617
Automatic Data Processing Inc. COM              053015103     1425    24287 SH       SOLE                    24287
Baker Hughes Inc.              COM              057224107     3994    88296 SH       SOLE                    87636               660
Berkshire Hathaway B           COM              084670702     1160    13149 SH       SOLE                     9408              3741
Big Lots Inc                   COM              089302103      646    21850 SH       SOLE                    21850
Bristol-Myers Squibb Co.       COM              110122108      419    12404 SH       SOLE                     3554              8850
Chevron Corp                   COM              166764100    11874   101868 SH       SOLE                   100451              1417
Church & Dwight Co. Inc.       COM              171340102     4719    87406 SH       SOLE                    85755              1651
Cisco Systems Inc.             COM              17275R102     6404   335357 SH       SOLE                   331714              3643
Coca-Cola Company              COM              191216100     1244    32808 SH       SOLE                    31818               990
Coca-Cola Enterprises Inc.     COM              19122T109     4198   134244 SH       SOLE                   132431              1813
Colgate-Palmolive Co           COM              194162103     4903    45725 SH       SOLE                    45525               200
ConocoPhillips                 COM              20825C104      721    12605 SH       SOLE                    10636              1969
Costco Wholesale Corp          COM              22160K105     5338    53291 SH       SOLE                    51973              1318
Covidien PLC                   COM              G2554F113     5513    92780 SH       SOLE                    92155               625
Diageo PLC ADS                 COM              25243Q205      462     4102 SH       SOLE                     3485               617
Digital Realty Trust, Inc      COM              253868103      319     4560 SH       SOLE                     4410               150
EMC Corporation                COM              268648102     7634   279935 SH       SOLE                   275015              4920
EOG Resources Inc              COM              26875P101     4174    37255 SH       SOLE                    36144              1111
Emerson Electric Co.           COM              291011104     5010   103799 SH       SOLE                   102709              1090
Energy Transfer Partners LP    COM              29273R109      315     7400 SH       SOLE                     7095               305
Exelon Corp                    COM              30161N101      699    19651 SH       SOLE                    19136               515
Expeditors Intl of WA          COM              302130109     4967   136630 SH       SOLE                   134705              1925
Exxon Mobil Corporation        COM              30231G102    12970   141829 SH       SOLE                   136748              5081
F5 Networks Inc                COM              315616102     4837    46225 SH       SOLE                    46095               130
FedEx Corp                     COM              31428X106      270     3190 SH       SOLE                     3190
Franklin Resources, Inc.       COM              354613101     4294    34334 SH       SOLE                    33964               370
General Electric Co            COM              369604103     2944   129649 SH       SOLE                   127752              1897
                                                               325    14305 SH       OTHER                                     14305
Gilead Sciences Inc.           COM              375558103     1673    25225 SH       SOLE                    23465              1760
Google Inc                     COM              38259P508     7208     9554 SH       SOLE                     9255               299
Home Depot Inc.                COM              437076102     2110    34947 SH       SOLE                    34377               570
IBM Corp                       COM              459200101     1414     6814 SH       SOLE                     6714               100
Intel Corporation              COM              458140100      647    28558 SH       SOLE                    27878               680
Jacobs Engineering Group       COM              469814107     5133   126970 SH       SOLE                   126645               325
Johnson & Johnson              COM              478160104     1020    14798 SH       SOLE                    14258               540
                                                               165     2400 SH       OTHER                                      2400
Linear Technology Corp         COM              535678106     3204   100695 SH       SOLE                   100395               300
LinkedIn Corporation Class A   COM              53578a108      323     2682 SH       SOLE                     2682
Lowes Companies Inc.           COM              548661107     4779   158029 SH       SOLE                   152905              5124
MSC Industrial Direct Co.      COM              553530106      758    11230 SH       SOLE                    11230
McDonald's Corp.               COM              580135101     3622    39476 SH       SOLE                    39326               150
McGraw-Hill Companies          COM              580645109       14      261 SH       SOLE                                        261
                                                               196     3590 SH       OTHER                                      3590
Medtronic Inc.                 COM              585055106      221     5135 SH       SOLE                     4675               460
Merck & Co. Inc.               COM              58933Y105      251     5566 SH       SOLE                     4316              1250
Mettler-Toledo Intl            COM              592688105     4324    25325 SH       SOLE                    25130               195
Microsoft Corporation          COM              594918104     5450   183125 SH       SOLE                   180000              3125
                                                                71     2400 SH       OTHER                                      2400
Monsanto Co                    COM              61166W101      313     3442 SH       SOLE                     3141               301
NextEra Energy, Inc.           COM              65339F101     1062    15100 SH       SOLE                    15100
Novartis AG                    COM              66987V109     3928    64113 SH       SOLE                    63056              1057
Oracle Corporation             COM              68389X105      881    28018 SH       SOLE                    26737              1281
PPG Industries Inc.            COM              693506107      236     2057 SH       SOLE                     2057
PepsiCo, Inc.                  COM              713448108     7166   101255 SH       SOLE                   100535               720
Pfizer Inc.                    COM              717081103      800    32176 SH       SOLE                    29386              2790
Philip Morris Intl             COM              718172109      763     8479 SH       SOLE                     7655               824
Praxair, Inc.                  COM              74005P104      512     4924 SH       SOLE                     4669               255
Procter & Gamble Co.           COM              742718109     1741    25104 SH       SOLE                    24208               896
                                                               406     5850 SH       OTHER                                      5850
Progressive Corp.              COM              743315103     4705   226851 SH       SOLE                   223620              3231
Public Storage, Inc.           COM              74460D109       46      330 SH       SOLE                      330
                                                               218     1570 SH       OTHER                    1570
Qualcomm Inc.                  COM              747525103     6266   100311 SH       SOLE                    97875              2436
Royal Dutch Shell ADR          COM              780259206      238     3430 SH       SOLE                     3430
SPDR Energy Sector             COM              81369Y506      237     3230 SH       SOLE                     3230
SPDR Materials Select          COM              81369Y100     5042   137020 SH       SOLE                   136695               325
SPDR Select Technology         COM              81369Y803      427    13850 SH       SOLE                    13850
Salesforce.com Inc             COM              79466L302     1516     9925 SH       SOLE                     9925
Schlumberger Ltd.              COM              806857108     6098    84304 SH       SOLE                    82779              1525
                                                                59      820 SH       OTHER                     820
Sirona Dental Systems          COM              82966c103     5024    88200 SH       SOLE                    87750               450
Staples Inc.                   COM              855030102      123    10670 SH       SOLE                    10670
State Street Corp              COM              857477103     4858   115775 SH       SOLE                   115200               575
TJX Companies Inc.             COM              872540109     4773   106565 SH       SOLE                   104209              2356
Total SA ADR                   COM              89151E109      820    16370 SH       SOLE                    15670               700
U.S. Bancorp                   COM              902973304     2092    60995 SH       SOLE                    60050               945
Union Pacific Corp.            COM              907818108      311     2620 SH       SOLE                     2270               350
United Parcel Service Inc.     COM              911312106     4487    62695 SH       SOLE                    62470               225
United Technologies Corp       COM              913017109      378     4825 SH       SOLE                     4825
                                                               105     1340 SH       OTHER                    1340
Vodafone Group plc ADS         COM              92857W209      795    27881 SH       SOLE                    26351              1530
Wal-Mart Stores, Inc.          COM              931142103      306     4150 SH       SOLE                     4150
Walt Disney Company            COM              254687106     5567   106488 SH       SOLE                   104428              2060
Wells Fargo & Co               COM              949746101     5007   145012 SH       SOLE                   141302              3710
Western Union                  COM              959802109     5461   299751 SH       SOLE                   298176              1575
Xylem Inc.                     COM              98419M100     4749   188835 SH       SOLE                   187985               850
S&P 500 SPDRs                  ETF              78462F103     1429     9923 SH       SOLE                     9923
S&P Midcap SPDRs               ETF              78467Y107     4704    26147 SH       SOLE                    26117                30
Vanguard Index Fds Total Stock ETF              922908769      353     4790 SH       SOLE                     4790
iShares KLD Sel Soc Sm Index   ETF              464288802      334     5575 SH       SOLE                     5575
iShares Russell 1000 Growth In ETF              464287614     2841    42590 SH       SOLE                    42290               300
iShares Russell 1000 Value Ind ETF              464287598      729    10100 SH       SOLE                     9900               200
iShares Russell 2000 Value Ind ETF              464287630     1959    26500 SH       SOLE                    26470                30
iShares S&P Midcap 400         ETF              464287507     3339    33841 SH       SOLE                    33841
Vanguard Emerging Market ETF   ETF              922042858     1251    29995 SH       SOLE                    29835               160
iShares MSCI EAFE Index Fund   ETF              464287465     2034    38385 SH       SOLE                    37735               650
iShares MSCI Emerging Market F ETF              464287234     3317    80260 SH       SOLE                    77660              2600
Spdr Barclays Muni Bond ETF    ETF              78464A458      716    29125 SH       SOLE                    29125
iShares Barclays 1-3 Year Bond ETF              464287457      364     4310 SH       SOLE                     4310
iShares Barclays 3-7 Year Bond ETF              464288661      337     2720 SH       SOLE                     1995               725
iShares Barclays Agency Bond   ETF              464288166      499     4375 SH       SOLE                     3075              1300
iShares Barclays Interm Credit ETF              464288638    11181   100340 SH       SOLE                    99290              1050
                                                               238     2140 SH       OTHER                                      2140
iShares Barclays MBS Bond Fund ETF              464288588      221     2025 SH       SOLE                      750              1275
iShares High Yield Corp Bond   ETF              464288513      353     3825 SH       SOLE                     3825
GreenHaven Continuous Commodit ETF              395258106     8617   282510 SH       SOLE                   280710              1800
Powershares DB Commodity Index ETF              73935s105      975    34000 SH       SOLE                    34000
SPDR Gold Trust                ETF              78463V107      891     5185 SH       SOLE                     4950               235